Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 88,905	$ 76,693
Securities measured at amortized cost	65,471	71,610
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	76,797	61,460
Total securities	283,235	254,345
Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	15,523	11,685
Securities measured at amortized cost	3,493	2,904
Debt securities mandatorily measured and designated at FVTPL	$ 16,805	$ 17,799
Debt securities measured at FVOCI, yield	3.40%	3.80%
Securities measured at amortized cost, yield	2.90%	2.50%
Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 16,493	$ 16,414
Securities measured at amortized cost	19,997	21,634
Debt securities mandatorily measured and designated at FVTPL	$ 10,484	$ 9,909
Debt securities measured at FVOCI, yield	3.10%	3.20%
Securities measured at amortized cost, yield	2.90%	3.00%
U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 33,351	$ 29,152
Securities measured at amortized cost	29,090	33,727
Debt securities mandatorily measured and designated at FVTPL	$ 12,498	$ 6,750
Debt securities measured at FVOCI, yield	3.60%	3.90%
Securities measured at amortized cost, yield	2.80%	2.50%
Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 7,756	$ 5,560
Securities measured at amortized cost	1,556	1,527
Debt securities mandatorily measured and designated at FVTPL	$ 1,070	$ 2,128
Debt securities measured at FVOCI, yield	3.70%	4.40%
Securities measured at amortized cost, yield	2.70%	2.50%
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,709	$ 3,470
Securities measured at amortized cost	4,533	5,297
Debt securities mandatorily measured and designated at FVTPL	$ 5,609	$ 3,980
Debt securities measured at FVOCI, yield	3.60%	4.10%
Securities measured at amortized cost, yield	2.70%	3.30%
Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 947	$ 657
Securities measured at amortized cost	2,357	2,236
Debt securities mandatorily measured and designated at FVTPL	$ 1,976	$ 303
Debt securities measured at FVOCI, yield	4.70%	5.90%
Securities measured at amortized cost, yield	5.50%	6.00%
Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 10,106	$ 9,083
Securities measured at amortized cost	4,445	4,285
Debt securities mandatorily measured and designated at FVTPL	$ 4,640	$ 4,385
Debt securities measured at FVOCI, yield	4.30%	4.70%
Securities measured at amortized cost, yield	3.20%	3.30%
Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 87,885	$ 76,021
Debt securities mandatorily measured and designated at FVTPL	53,082	$ 45,254
Within 1 year [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	12,190
Total securities	42,698
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	2,922
Securities measured at amortized cost	431
Debt securities mandatorily measured and designated at FVTPL	$ 2,409
Debt securities measured at FVOCI, yield	4.00%
Securities measured at amortized cost, yield	0.80%
Within 1 year [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 487
Securities measured at amortized cost	1,561
Debt securities mandatorily measured and designated at FVTPL	$ 1,728
Debt securities measured at FVOCI, yield	2.40%
Securities measured at amortized cost, yield	1.80%
Within 1 year [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 12,651
Securities measured at amortized cost	8,261
Debt securities mandatorily measured and designated at FVTPL	$ 698
Debt securities measured at FVOCI, yield	3.30%
Securities measured at amortized cost, yield	1.60%
Within 1 year [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 4,076
Securities measured at amortized cost	369
Debt securities mandatorily measured and designated at FVTPL	$ 212
Debt securities measured at FVOCI, yield	3.20%
Securities measured at amortized cost, yield	3.00%
Within 1 year [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 189
Securities measured at amortized cost	441
Debt securities mandatorily measured and designated at FVTPL	$ 572
Debt securities measured at FVOCI, yield	3.90%
Securities measured at amortized cost, yield	2.80%
Within 1 year [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 516
Securities measured at amortized cost	147
Debt securities mandatorily measured and designated at FVTPL	$ 278
Debt securities measured at FVOCI, yield	4.60%
Securities measured at amortized cost, yield	5.70%
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,011
Securities measured at amortized cost	980
Debt securities mandatorily measured and designated at FVTPL	$ 759
Debt securities measured at FVOCI, yield	4.20%
Securities measured at amortized cost, yield	1.90%
Within 1 year [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 23,852
Debt securities mandatorily measured and designated at FVTPL	6,656
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	38,480
Total securities	108,702
Later than one year and not later than five years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	10,756
Securities measured at amortized cost	2,469
Debt securities mandatorily measured and designated at FVTPL	$ 10,040
Debt securities measured at FVOCI, yield	3.20%
Securities measured at amortized cost, yield	3.20%
Later than one year and not later than five years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,757
Securities measured at amortized cost	9,977
Debt securities mandatorily measured and designated at FVTPL	$ 1,315
Debt securities measured at FVOCI, yield	2.80%
Securities measured at amortized cost, yield	2.70%
Later than one year and not later than five years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 18,385
Securities measured at amortized cost	19,291
Debt securities mandatorily measured and designated at FVTPL	$ 6,934
Debt securities measured at FVOCI, yield	3.80%
Securities measured at amortized cost, yield	3.30%
Later than one year and not later than five years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,597
Securities measured at amortized cost	557
Debt securities mandatorily measured and designated at FVTPL	$ 810
Debt securities measured at FVOCI, yield	4.20%
Securities measured at amortized cost, yield	3.30%
Later than one year and not later than five years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,966
Securities measured at amortized cost	3,106
Debt securities mandatorily measured and designated at FVTPL	$ 4,391
Debt securities measured at FVOCI, yield	3.50%
Securities measured at amortized cost, yield	2.70%
Later than one year and not later than five years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 346
Debt securities mandatorily measured and designated at FVTPL	$ 291
Securities measured at amortized cost, yield	4.40%
Later than one year and not later than five years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 6,580
Securities measured at amortized cost	2,734
Debt securities mandatorily measured and designated at FVTPL	$ 2,400
Debt securities measured at FVOCI, yield	4.40%
Securities measured at amortized cost, yield	3.30%
Later than one year and not later than five years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 44,041
Debt securities mandatorily measured and designated at FVTPL	26,181
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	12,166
Total securities	39,365
Later than five years and not later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,845
Securities measured at amortized cost	593
Debt securities mandatorily measured and designated at FVTPL	$ 3,202
Debt securities measured at FVOCI, yield	3.50%
Securities measured at amortized cost, yield	3.50%
Later than five years and not later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 14,009
Securities measured at amortized cost	8,193
Debt securities mandatorily measured and designated at FVTPL	$ 1,152
Debt securities measured at FVOCI, yield	3.10%
Securities measured at amortized cost, yield	3.50%
Later than five years and not later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,315
Securities measured at amortized cost	1,538
Debt securities mandatorily measured and designated at FVTPL	$ 1,530
Debt securities measured at FVOCI, yield	4.20%
Securities measured at amortized cost, yield	4.00%
Later than five years and not later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 80
Securities measured at amortized cost	472
Debt securities mandatorily measured and designated at FVTPL	$ 48
Debt securities measured at FVOCI, yield	5.50%
Securities measured at amortized cost, yield	1.70%
Later than five years and not later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 203
Securities measured at amortized cost	639
Debt securities mandatorily measured and designated at FVTPL	$ 646
Debt securities measured at FVOCI, yield	2.70%
Securities measured at amortized cost, yield	2.40%
Later than five years and not later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 41
Debt securities mandatorily measured and designated at FVTPL	$ 923
Debt securities measured at FVOCI, yield	4.90%
Later than five years and not later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 499
Securities measured at amortized cost	731
Debt securities mandatorily measured and designated at FVTPL	$ 706
Debt securities measured at FVOCI, yield	4.60%
Securities measured at amortized cost, yield	4.40%
Later than five years and not later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 18,992
Debt securities mandatorily measured and designated at FVTPL	8,207
Later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	2,635
Total securities	15,673
Later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities mandatorily measured and designated at FVTPL	1,154
Later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	240
Securities measured at amortized cost	266
Debt securities mandatorily measured and designated at FVTPL	$ 6,289
Debt securities measured at FVOCI, yield	3.40%
Securities measured at amortized cost, yield	3.40%
Later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities mandatorily measured and designated at FVTPL	$ 3,336
Later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	3
Securities measured at amortized cost	$ 158
Debt securities measured at FVOCI, yield	6.60%
Securities measured at amortized cost, yield	2.60%
Later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 351
Securities measured at amortized cost	$ 347
Debt securities measured at FVOCI, yield	4.50%
Securities measured at amortized cost, yield	3.50%
Later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 390
Securities measured at amortized cost	1,864
Debt securities mandatorily measured and designated at FVTPL	$ 484
Debt securities measured at FVOCI, yield	4.80%
Securities measured at amortized cost, yield	5.60%
Later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 16
Debt securities mandatorily measured and designated at FVTPL	$ 775
Debt securities measured at FVOCI, yield	4.40%
Later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,000
Debt securities mandatorily measured and designated at FVTPL	12,038
With no specific maturity [member]
Disclosure of financial assets [line items]
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	76,797
Total securities	$ 76,797